LEASES	12 Months Ended
Dec. 31, 2025
LEASES
LEASES

9. LEASES

The Group’s leases represent office facilities and warehouse leased for business operation. Total lease costs for the years ended December 31, 2023, 2024 and 2025 were RMB20,875 thousand, RMB19,103 thousand and RMB18,700 thousand (US$2,674 thousand), comprised of operating lease costs of RMB10,349 thousand, RMB2,093 thousand and RMB3,515 thousand (US$503 thousand), and short-term lease costs of RMB10,526 thousand, RMB17,010 thousand and RMB15,185 thousand (US$2,171 thousand), respectively. Cash payments for operating leases for the years ended December 31, 2023, 2024 and 2025 were RMB11,749 thousand, RMB2,085 thousand and RMB3,697 thousand (US$529 thousand), respectively. The weighted-average remaining lease terms as of December 31, 2024 and 2025 were 4.68 years and 5.88 years, respectively. The weighted average incremental borrowing rates as of December 31, 2024 and 2025 were 6.32% and 5.34%, respectively. The undiscounted future minimum payments under the Group’s operating lease liabilities and reconciliation to the operating lease liabilities recognized on the consolidated balance sheet were as below:

	As of December 31, 2025
	RMB	US$

	(in thousands)
2026	2,222	318
2027	2,222	318
2028	2,222	318
2029	2,222	318
2030 and thereafter	4,367	624
Total lease payments	13,255	1,896
Less: Imputed interest	(1,881)	(269)
Present value of lease liabilities	11,374	1,627